NATIXIS FUNDS

Supplement dated June 13, 2022 to the Natixis Funds Prospectuses, dated February 1, 2022, April 1, 2022, May 1, 2022, and June 1, 2022, as may be revised or supplemented from time to time, for the following funds.

AEW Global Focused Real Estate Fund

AlphaSimplex Global Alternatives Fund

AlphaSimplex Managed Futures Strategy Fund

Gateway Equity Call Premium Fund

Gateway Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Global Growth Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles International Growth Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and

Agency Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Effective immediately, the following information is added to Appendix B- Financial Intermediary Specific Commissions & Investment Minimum Waivers to each Prospectus:

JP Morgan

There is no initial investment minimum for shareholders purchasing Class N shares through Fee Based Programs (such as wrap accounts) where such shares are held within a JP Morgan omnibus account.

Class N shares purchased through a Fee Based Program and held within a JP Morgan omnibus account, where the omnibus account does not have a balance of at least $1,000,000 within two years of the establishment of the omnibus account, will not be subject to liquidation.

Exemption from Minimum Balance Policy

Class N accounts held within an omnibus account are exempt from the $500 minimum balance policy.

NATIXIS FUNDS

Supplement dated June 13, 2022 to the Natixis Funds Statements of Additional Information, dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds.

AlphaSimplex Global Alternatives Fund	Mirova Global Green Bond Fund
AlphaSimplex Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova International Sustainable Equity Fund
Gateway Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles International Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund

Effective immediately, the information under the sub-section “Transfer Agency Expenses” in the section “Other Arrangements” is hereby amended to include the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period June 9, 2022 to April 30, 2024 and may be terminated before then only with the consent of the Board.